Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 46,093	$ 48,231
Other current financial assets – at fair value through profit or loss		187
Trade receivables	112,403	79,472
Other receivables	9,509	16,918
Due from related parties	13,354	12,573
Inventories	97,205	77,407
Gross amounts due from customers for contract work-in-progress	162	2,045
Prepayments	1,244	1,189
Assets classified as held for sale		3,368
Other current assets	3,057	3,238
Total current assets	283,027	244,628
Non-current assets
Other non-current financial assets – available for sale	2,747	2,765
Other non-current financial assets – held to maturity		309
Property, plant and equipment	42,326	39,637
Prepaid land lease payments	1,067	1,070
Investment properties	763	653
Intangible assets	138	173
Investments in associates	861	786
Other non-current assets	892	461
Deferred tax assets	3,022	3,114
Total non-current assets	51,816	48,968
Total assets	334,843	293,596
Current liabilities
Interest-bearing loans and borrowings	41,151	28,225
Trade and other payables	28,850	30,023
Due to related parties	7,343	4,633
Other current financial liabilities - at fair value through profit or loss	139
Accruals	15,246	13,651
Current tax liabilities	4,536	3,473
Employee benefit liability	877	594
Financial lease liabilities	36	29
Provisions for employee benefit	456	422
Onerous contracts provisions	555	250
Dividend payable	524	440
Other current liabilities	1,563	5,876
Total current liabilities	101,275	87,616
Non-current liabilities
Employee benefit liability	7,416	6,058
Financial lease liabilities	42	54
Provisions for employee benefit	130	105
Deferred tax liabilities	3,154	2,588
Total non-current liabilities	10,742	8,805
Total liabilities	112,017	96,421
Equity
Issued capital	138	138
Additional paid-in capital	110,376	110,608
Treasury shares	(38)	(38)
Retained earnings	53,350	46,012
Other components of equity	(10,498)	(20,770)
Equity attributable to equity holders of the parent	153,328	135,950
Non-controlling interests	69,498	61,225
Total equity	222,826	197,175
Total liabilities and equity	334,843	293,596
All other related parties [Member]
Current liabilities
Due to related parties	5,805	3,096
Immediate Holding Company [Member]
Current liabilities
Due to related parties	$ 1,537	$ 1,537